 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......     $108,750,992          --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......        --               $7,541,786
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......        --                 --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......        --                 --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......        --                 --
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......        --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --
  Receivable from fund
   shares sold...........          991,904               290
                           -----------------   ---------------
  Total Assets...........      109,742,896         7,542,076
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          991,553               301
  Payable for fund shares
   purchased.............        --                 --
                           -----------------   ---------------
  Total Liabilities......          991,553               301
                           -----------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $108,751,343        $7,541,775
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 2
              ----------------------------------------------------

                                                                               VALUE-ADDED                        AMERICAN
                             BALANCED        UTILITIES     DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                             PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------   ----------------   --------------   -------------   --------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......      --              --                --                 --             --                --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......      --              --                --                 --             --                --
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......  $94,960,769         --                --                 --             --                --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......      --          $79,403,235           --                 --             --                --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......      --              --            $642,151,413           --             --                --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......      --              --                --           $  147,343,353       --                --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......      --              --                --                 --         $47,801,852           --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......      --              --                --                 --             --          $  332,792,691
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......      --              --                --                 --             --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       48,060         229,885            166,667           --                 794            433,972
  Receivable from fund
   shares sold...........           18              13                 44             27,473             4                 35
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Total Assets...........   95,008,847      79,633,133        642,318,124        147,370,826    47,802,650        333,226,698
                           -------------   -------------   ----------------   --------------   -------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           18              13                 44             27,478             4                 35
  Payable for fund shares
   purchased.............       46,744         230,264            166,305           --                 795            434,244
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Total Liabilities......       46,762         230,277            166,349             27,478           799            434,279
                           -------------   -------------   ----------------   --------------   -------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $94,962,085     $79,402,856       $642,151,775     $  147,343,348   $47,801,851     $  332,792,419
                           -------------   -------------   ----------------   --------------   -------------   --------------
                           -------------   -------------   ----------------   --------------   -------------   --------------


                               GLOBAL
                               EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 108,750,992
      Cost $108,750,992
      Market Value.......        --
    North American
     Government
     Securities Portfolio
      Shares 743,033
      Cost $7,512,350
      Market Value.......        --
    Balanced Growth
     Portfolio
      Shares 5,797,361
      Cost $78,208,232
      Market Value.......        --
    Utilities Portfolio
      Shares 4,243,893
      Cost $57,437,318
      Market Value.......        --
    Dividend Growth
     Portfolio
      Shares 29,122,513
      Cost $486,982,477
      Market Value.......        --
    Value-Added Market
     Portfolio
      Shares 7,678,132
      Cost $108,750,636
      Market Value.......        --
    Growth Portfolio
      Shares 2,622,153
      Cost $36,924,259
      Market Value.......        --
    American Value
     Portfolio
      Shares 14,276,821
      Cost $233,572,499
      Market Value.......        --
    Global Equity
     Portfolio
      Shares 7,429,316
      Cost $89,457,600
      Market Value.......  $  109,136,654
  Due from Hartford Life
   and Annuity Insurance
   Company...............          87,328
  Receivable from fund
   shares sold...........               3
                           --------------
  Total Assets...........     109,223,985
                           --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3
  Payable for fund shares
   purchased.............          87,317
                           --------------
  Total Liabilities......          87,320
                           --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  109,136,665
                           --------------
                           --------------

             ---------------------------------------------------- 3
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 3,578,880
      Cost $56,405,776
      Market Value.......  $74,476,490      --
    Emerging Markets
     Portfolio
      Shares 1,528,452
      Cost $16,180,728
      Market Value.......      --       $12,090,056
    Diversified Income
     Portfolio
      Shares 8,133,256
      Cost $82,730,409
      Market Value.......      --           --
    Mid-Cap Growth
     Portfolio
      Shares 2,085,218
      Cost $22,559,366
      Market Value.......      --           --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 976,514
      Cost $10,528,106
      Market Value.......      --           --
    Mid-Cap Portfolio
      Shares 498,912
      Cost $6,985,481
      Market Value.......      --           --
    Emerging Markets Debt
     Portfolio
      Shares 42,730
      Cost $328,410
      Market Value.......      --           --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 464,524
      Cost $5,261,926
      Market Value.......      --           --
    Enterprise Portfolio
      Shares 193,425
      Cost $3,847,144
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     126,198          132
  Receivable from fund
   shares sold...........           2            1
                           -----------  -----------
  Total Assets...........  74,602,690   12,090,189
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           2            1
  Payable for fund shares
   purchased.............     123,373          151
                           -----------  -----------
  Total Liabilities......     123,375          152
                           -----------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $74,479,315  $12,090,037
                           -----------  -----------
                           -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 4
              ----------------------------------------------------

                           DIVERSIFIED    MID-CAP                                  EMERGING
                             INCOME       GROWTH     HIGH YIELD     MID-CAP      MARKETS DEBT    STRATEGIC STOCK     ENTERPRISE
                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 3,578,880
      Cost $56,405,776
      Market Value.......      --           --           --           --             --               --                --
    Emerging Markets
     Portfolio
      Shares 1,528,452
      Cost $16,180,728
      Market Value.......      --           --           --           --             --               --                --
    Diversified Income
     Portfolio
      Shares 8,133,256
      Cost $82,730,409
      Market Value.......  $80,763,229      --           --           --             --               --                --
    Mid-Cap Growth
     Portfolio
      Shares 2,085,218
      Cost $22,559,366
      Market Value.......      --       $24,730,691      --           --             --               --                --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 976,514
      Cost $10,528,106
      Market Value.......      --           --       $10,106,921      --             --               --                --
    Mid-Cap Portfolio
      Shares 498,912
      Cost $6,985,481
      Market Value.......      --           --           --        $7,418,821        --               --                --
    Emerging Markets Debt
     Portfolio
      Shares 42,730
      Cost $328,410
      Market Value.......      --           --           --           --           $ 260,654          --                --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 464,524
      Cost $5,261,926
      Market Value.......      --           --           --           --             --             $5,541,771          --
    Enterprise Portfolio
      Shares 193,425
      Cost $3,847,144
      Market Value.......      --           --           --           --             --               --             $4,330,789
  Due from Hartford Life
   and Annuity Insurance
   Company...............     155,793       55,025        6,044           181              5             4,648           25,755
  Receivable from fund
   shares sold...........      --                1           14             2             10                 1               10
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Total Assets...........  80,919,022   24,785,717   10,112,979     7,419,004        260,669         5,546,420        4,356,554
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                1           14             2        --                      1               10
  Payable for fund shares
   purchased.............     155,795       55,018        6,032            30        --                  4,639           25,838
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Total Liabilities......     155,795       55,019        6,046            32        --                  4,640           25,848
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $80,763,227  $24,730,698  $10,106,933   $7,418,972      $ 260,669        $5,541,780       $4,330,706
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------
                           -----------  -----------  -----------  ------------   -------------   ----------------   ------------

             ---------------------------------------------------- 5
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT          CONTRACT
                                     PARTICIPANTS      PRICE         LIABILITY
                                     ------------   -----------   ---------------
INDIVIDUAL DEFERRED ANNUITY
 CONTRACTS IN THE ACCUMULATION
 PERIOD:
  High Yield Portfolio.............       981,503   $  9.993200   $     9,808,356
  Mid-Cap Portfolio................       731,306     10.071717         7,365,507
  Emerging Markets Debt
   Portfolio.......................        37,080      6.752049           250,363
  Strategic Stock Portfolio........       536,323     10.283526         5,515,296
  Enterprise Portfolio.............       386,144     10.652197         4,113,285
                                                                  ---------------
  SUB-TOTAL........................                                    27,052,807
                                                                  ---------------
GROUP DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
  Money Market Portfolio...........     9,133,825     11.727893       107,120,521
  Money Market Portfolio...........       148,500     10.129111         1,504,171
  North American Government
   Securities Portfolio............       631,154     11.642026         7,347,914
  North American Government
   Securities Portfolio............        16,324     10.072324           164,417
  Balanced Portfolio...............     5,292,106     17.858730        94,510,294
  Balanced Portfolio...............        37,695     10.799540           407,091
  Utilities Portfolio..............     3,879,082     20.391484        79,100,247
  Utilities Portfolio..............        25,954     11.264217           292,355
  Dividend Growth Portfolio........    25,789,514     24.846842       640,787,982
  Dividend Growth Portfolio........        90,218     10.879279           981,503
  Value-Added Market Portfolio.....     7,412,924     19.843369       147,097,386
  Value-Added Market Portfolio.....        17,943     10.761452           193,092
  Growth Portfolio.................     2,574,841     18.529740        47,711,134
  Growth Portfolio.................         7,419     10.831089            80,352
  American Value Portfolio.........    12,902,060     25.729172       331,959,327
  American Value Portfolio.........        69,868     11.159476           779,688
  Global Equity Portfolio..........     7,310,875     14.917879       109,062,753
  Global Equity Portfolio..........         6,852     10.474352            71,767
  Developing Growth Portfolio......     3,663,550     20.317799        74,435,264
  Developing Growth Portfolio......         3,187     10.865081            34,631
  Emerging Markets Portfolio.......     1,512,432      7.980718        12,070,292
  Emerging Markets Portfolio.......         1,275      9.182775            11,705
  Diversified Income Portfolio.....     6,373,017     12.576658        80,151,254
  Diversified Income Portfolio.....        59,341      9.978254           592,123
  Mid-Cap Portfolio................     2,074,870     11.913063        24,718,055
  Mid-Cap Portfolio................         1,207     10.476762            12,642
  High Yield Portfolio.............        29,867      9.996828           298,577
  Mid-Cap Portfolio................         4,792     11.157546            53,465
  Emerging Markets Debt
   Portfolio.......................         1,228      8.390427            10,305
  Strategic Stock Portfolio........         2,482     10.668966            26,484
  Enterprise Portfolio.............        19,479     11.162071           217,421
                                                                  ---------------
  SUB-TOTAL........................                                 1,761,804,212
                                                                  ---------------
  TOTAL ACCUMULATION PERIOD........                                 1,788,857,019
                                                                  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 6
              ----------------------------------------------------

                                        UNITS
                                       OWNED BY        UNIT          CONTRACT
                                     PARTICIPANTS      PRICE         LIABILITY
                                     ------------   -----------   ---------------
GROUP ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
  Money Market Portfolio...........       107,799   $ 11.727893   $       126,651
  North American Government
   Securities Portfolio............         2,529     11.642026            29,444
  Balanced Portfolio...............         2,503     17.858730            44,700
  Utilities Portfolio..............           503     20.391484            10,254
  Dividend Growth Portfolio........        15,386     24.846842           382,290
  Value-Added Market Portfolio.....         2,664     19.843369            52,870
  Growth Portfolio.................           559     18.529740            10,365
  American Value Portfolio.........         2,076     25.729172            53,404
  Global Equity Portfolio..........           144     14.917879             2,145
  Developing Growth Portfolio......           464     20.317799             9,420
  Emerging Markets Portfolio.......         1,008      7.980718             8,042
  Diversified Income Portfolio.....         1,578     12.576658            19,850
                                                                  ---------------
  SUB-TOTAL........................                                       749,435
                                                                  ---------------
GRAND TOTAL........................                               $ 1,789,606,454
                                                                  ---------------
                                                                  ---------------

             ---------------------------------------------------- 7
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $4,487,479        $246,126
EXPENSES:
  Mortality and expense
   undertakings..........    (1,252,629)        (80,549)
                           -------------   ---------------
    Net investment income
     (loss)..............     3,234,850         165,577
                           -------------   ---------------
CAPITAL GAINS INCOME.....       --              --
                           -------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  558
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              (10,221)
                           -------------   ---------------
    Net gain (loss) on
     investments.........       --               (9,663)
                           -------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,234,850        $155,914
                           -------------   ---------------
                           -------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 8
              ----------------------------------------------------

                                                                             VALUE-ADDED                     AMERICAN
                             BALANCED      UTILITIES     DIVIDEND GROWTH       MARKET          GROWTH         VALUE
                            PORTFOLIO      PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ----------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $ 2,174,572   $  1,282,646      $10,407,073     $   1,612,810    $   --        $  1,769,370
EXPENSES:
  Mortality and expense
   undertakings..........    (1,119,956)      (834,504)      (7,831,366)       (1,892,218)      (588,893)    (3,640,226)
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net investment income
     (loss)..............     1,054,616        448,142        2,575,707          (279,408)      (588,893)    (1,870,856)
                           ------------   ------------   ----------------   -------------   ------------   ------------
CAPITAL GAINS INCOME.....     1,697,873        657,872       23,297,871         1,970,707      1,177,870     22,283,610
                           ------------   ------------   ----------------   -------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (35,053)        (5,860)        (116,773)         (165,573)       (47,737)      (129,194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,624,190     10,977,754       63,796,492        11,736,937      4,134,094     47,944,751
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net gain (loss) on
     investments.........     6,589,137     10,971,894       63,679,719        11,571,364      4,086,357     47,815,557
                           ------------   ------------   ----------------   -------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 9,341,626   $ 12,077,908      $89,553,297     $  13,262,663    $ 4,675,334   $ 68,228,311
                           ------------   ------------   ----------------   -------------   ------------   ------------
                           ------------   ------------   ----------------   -------------   ------------   ------------


                              GLOBAL
                              EQUITY
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $  1,324,949
EXPENSES:
  Mortality and expense
   undertakings..........    (1,416,119)
                           ------------
    Net investment income
     (loss)..............       (91,170)
                           ------------
CAPITAL GAINS INCOME.....       368,656
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (522,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    11,960,357
                           ------------
    Net gain (loss) on
     investments.........    11,438,289
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 11,715,775
                           ------------
                           ------------

             ---------------------------------------------------- 9
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   165,170  $   199,262
EXPENSES:
  Mortality and expense
   undertakings..........   (1,027,959)    (224,682)
                           -----------  -----------
    Net investment income
     (loss)..............     (862,789)     (25,420)
                           -----------  -----------
CAPITAL GAINS INCOME.....      110,206       44,837
                           -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (327,553)  (1,361,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,740,263   (4,702,323)
                           -----------  -----------
    Net gain (loss) on
     investments.........    5,412,710   (6,063,379)
                           -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 4,660,127  $(6,043,962)
                           -----------  -----------
                           -----------  -----------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 10
              ----------------------------------------------------

                           DIVERSIFIED    MID-CAP                                        EMERGING
                             INCOME        GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------  ------------   -------------   -------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............  $ 5,025,183    $ 135,342      $ 551,406        $ 16,572        $ 30,898         $--
EXPENSES:
  Mortality and expense
   undertakings..........     (949,349)    (299,108)       (54,533)        (37,103)         (1,403)         (23,290)
                           -----------  ------------   -------------   -------------   -------------       --------
    Net investment income
     (loss)..............    4,075,834     (163,766)       496,873         (20,531)         29,495          (23,290)
                           -----------  ------------   -------------   -------------   -------------       --------
CAPITAL GAINS INCOME.....       85,594      198,842         96,662         161,531         --               --
                           -----------  ------------   -------------   -------------   -------------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          548     (166,311)        (1,146)            458          (1,631)              53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,456,320)     790,477       (421,185)        433,339         (67,755)         279,845
                           -----------  ------------   -------------   -------------   -------------       --------
    Net gain (loss) on
     investments.........   (2,455,772)     624,166       (422,331)        433,797         (69,386)         279,898
                           -----------  ------------   -------------   -------------   -------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 1,705,656    $ 659,242      $ 171,204        $574,797        $(39,891)        $256,608
                           -----------  ------------   -------------   -------------   -------------       --------
                           -----------  ------------   -------------   -------------   -------------       --------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
INVESTMENT INCOME:
  Dividends..............     $--
EXPENSES:
  Mortality and expense
   undertakings..........      (18,104)
                           -------------
    Net investment income
     (loss)..............      (18,104)
                           -------------
CAPITAL GAINS INCOME.....      --
                           -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      483,645
                           -------------
    Net gain (loss) on
     investments.........      482,402
                           -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $464,298
                           -------------
                           -------------

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 11
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                            PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 3,234,850         $  165,577
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --                     558
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 (10,221)
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,234,850            155,914
                           ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............   26,624,283          1,435,170
  Net transfers..........   22,818,051          1,932,564
  Surrenders for benefit
   payments and fees.....  (18,966,767 )         (689,182)
  Net annuity
   transactions..........      122,565             28,537
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   30,598,132          2,707,089
                           ------------       -----------
  Total increase
   (decrease) in net
   assets................   33,832,982          2,863,003
NET ASSETS:
  Beginning of period....   74,918,361          4,678,772
                           ------------       -----------
  End of period..........  $108,751,343        $7,541,775
                           ------------       -----------
                           ------------       -----------

 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                            PORTFOLIO          PORTFOLIO
                           SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 3,091,495         $  145,013
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      --                    (263)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  38,369
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,091,495            183,119
                           ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............   64,717,334          1,138,836
  Net transfers..........  (63,595,299 )          (44,078)
  Surrenders for benefit
   payments and fees.....  (10,838,772 )         (426,779)
  Net annuity
   transactions..........      --               --
                           ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (9,716,737 )          667,979
                           ------------       -----------
  Total increase
   (decrease) in net
   assets................   (6,625,242 )          851,098
NET ASSETS:
  Beginning of period....   81,543,603          3,827,674
                           ------------       -----------
  End of period..........  $74,918,361         $4,678,772
                           ------------       -----------
                           ------------       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 12
              ----------------------------------------------------

                                                                                     VALUE-ADDED                        AMERICAN
                               BALANCED          UTILITIES       DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                              PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $      1,054,616   $        448,142     $  2,575,707     $     (279,408)  $    (588,893)  $   (1,870,856)
  Capital gains income...         1,697,873            657,872       23,297,871          1,970,707       1,177,870       22,283,610
  Net realized gain
   (loss) on security
   transactions..........           (35,053)            (5,860)        (116,773)          (165,573)        (47,737)        (129,194)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,624,190         10,977,754       63,796,492         11,736,937       4,134,094       47,944,751
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,341,626         12,077,908       89,553,297         13,262,663       4,675,334       68,228,311
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............         9,515,720         10,420,385       61,282,019         11,743,594       5,811,059       31,893,265
  Net transfers..........        14,734,535         12,899,339       59,525,570          7,479,605       2,982,317       38,226,729
  Surrenders for benefit
   payments and fees.....        (3,951,159)        (4,262,502)     (32,837,181)        (5,597,839)     (2,297,690)     (14,448,089)
  Net annuity
   transactions..........            15,874             (2,553)         271,624             12,632          (1,811)          18,420
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        20,314,970         19,054,669       88,242,032         13,637,992       6,493,875       55,690,325
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................        29,656,596         31,132,577      177,795,329         26,900,655      11,169,209      123,918,636
NET ASSETS:
  Beginning of period....        65,305,489         48,270,279      464,356,446        120,442,693      36,632,642      208,873,783
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  End of period..........  $     94,962,085   $     79,402,856     $642,151,775     $  147,343,348   $  47,801,851   $  332,792,419
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
                           ----------------   ----------------   ----------------   --------------   -------------   --------------

                               GLOBAL
                               EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................  $      (91,170)
  Capital gains income...         368,656
  Net realized gain
   (loss) on security
   transactions..........        (522,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,960,357
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,715,775
                           --------------
UNIT TRANSACTIONS:
  Purchases..............       8,280,760
  Net transfers..........       5,278,620
  Surrenders for benefit
   payments and fees.....      (5,716,942)
  Net annuity
   transactions..........            (440)
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,841,998
                           --------------
  Total increase
   (decrease) in net
   assets................      19,557,773
NET ASSETS:
  Beginning of period....      89,578,892
                           --------------
  End of period..........  $  109,136,665
                           --------------
                           --------------

                                                                                     VALUE-ADDED                        AMERICAN
                               BALANCED          UTILITIES       DIVIDEND GROWTH        MARKET          GROWTH           VALUE
                              PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $        349,565   $        567,984     $  2,299,595     $       28,854   $    (332,587)  $   (1,697,234)
  Capital gains income...           153,577            134,400       12,570,055            189,721         117,643        3,034,595
  Net realized gain
   (loss) on security
   transactions..........           (30,616)             7,972          (17,569)            30,754         (18,550)         (68,035)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,868,859          8,330,451       57,370,303         19,452,060       5,016,132       39,904,216
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         7,341,385          9,040,807       72,222,384         19,701,389       4,782,638       41,173,542
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        18,839,623          8,183,839      132,652,810         27,666,361      12,427,733       45,122,601
  Net transfers..........         6,155,476            175,689       35,404,176         11,734,255       3,567,836       17,691,903
  Surrenders for benefit
   payments and fees.....        (3,322,915)        (3,224,364)     (16,271,820)        (3,984,638)     (1,013,872)      (6,922,611)
  Net annuity
   transactions..........             8,967              9,844            3,406              1,734           6,199           (6,552)
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        21,681,151          5,145,008      151,788,572         35,417,712      14,987,896       55,885,341
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................        29,022,536         14,185,815      224,010,956         55,119,101      19,770,534       97,058,883
NET ASSETS:
  Beginning of period....        36,282,953         34,084,464      240,345,490         65,323,592      16,862,108      111,814,900
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
  End of period..........  $     65,305,489   $     48,270,279     $464,356,446     $  120,442,693   $  36,632,642   $  208,873,783
                           ----------------   ----------------   ----------------   --------------   -------------   --------------
                           ----------------   ----------------   ----------------   --------------   -------------   --------------


                              GLOBAL
                              EQUITY
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $    (412,774)
  Capital gains income...        115,160
  Net realized gain
   (loss) on security
   transactions..........         36,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,176,748
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,915,579
                           -------------
UNIT TRANSACTIONS:
  Purchases..............     27,675,147
  Net transfers..........      8,014,517
  Surrenders for benefit
   payments and fees.....     (3,499,654)
  Net annuity
   transactions..........           (252)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     32,189,758
                           -------------
  Total increase
   (decrease) in net
   assets................     36,105,337
NET ASSETS:
  Beginning of period....     53,473,555
                           -------------
  End of period..........  $  89,578,892
                           -------------
                           -------------

            ---------------------------------------------------- 13
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           DEVELOPING    EMERGING
                             GROWTH       MARKETS
                            PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (862,789) $   (25,420)
  Capital gains income...      110,206       44,837
  Net realized gain
   (loss) on security
   transactions..........     (327,553)  (1,361,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,740,263   (4,702,323)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,660,127   (6,043,962)
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    4,110,151      726,460
  Net transfers..........   (5,495,094)  (3,374,149)
  Surrenders for benefit
   payments and fees.....   (4,440,843)  (1,031,340)
  Net annuity
   transactions..........       (3,733)      (3,230)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,829,519)  (3,682,259)
                           -----------  -----------
  Total increase
   (decrease) in net
   assets................   (1,169,392)  (9,726,221)
NET ASSETS:
  Beginning of period....   75,648,707   21,816,258
                           -----------  -----------
  End of period..........  $74,479,315  $12,090,037
                           -----------  -----------
                           -----------  -----------

  *  From inception, April 1, 1998, to December 31, 1998.

 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                DEVELOPING    EMERGING
                                  GROWTH       MARKETS
                                 PORTFOLIO    PORTFOLIO
                                SUB-ACCOUNT  SUB-ACCOUNT
                                -----------  -----------
OPERATIONS:
  Net investment income
   (loss).....................  $  (784,298) $  (214,476)
  Capital gains income........      --           --
  Net realized gain (loss) on
   security transactions......       (5,287)    (289,528)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................    8,288,212     (422,890)
                                -----------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................    7,498,627     (926,894)
                                -----------  -----------
UNIT TRANSACTIONS:
  Purchases...................   13,609,919    7,234,504
  Net transfers...............    1,398,815      665,359
  Surrenders for benefit
   payments and fees..........   (3,560,130)  (1,087,778)
  Net annuity transactions....       (3,225)       3,713
                                -----------  -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........   11,445,379    6,815,798
                                -----------  -----------
  Total increase (decrease) in
   net assets.................   18,944,006    5,888,904
NET ASSETS:
  Beginning of period.........   56,704,701   15,927,354
                                -----------  -----------
  End of period...............  $75,648,707  $21,816,258
                                -----------  -----------
                                -----------  -----------

 **  From inception, January 21, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 14
              ----------------------------------------------------

                           DIVERSIFIED    MID-CAP                                      EMERGING
                             INCOME       GROWTH      HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------  -----------  -------------   -------------   -------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 4,075,834  $  (163,766)  $   496,873      $  (20,531)      $ 29,495        $  (23,290)
  Capital gains income...       85,594      198,842        96,662         161,531        --               --
  Net realized gain
   (loss) on security
   transactions..........          548     (166,311)       (1,146)            458         (1,631)               53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,456,320)     790,477      (421,185)        433,339        (67,755)          279,845
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,705,656      659,242       171,204         574,797        (39,891)          256,608
                           -----------  -----------  -------------   -------------   -------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............    8,572,861    4,768,336     3,719,605       2,520,643        119,619         1,952,495
  Net transfers..........   21,054,049    2,911,337     6,350,686       4,446,588        185,592         3,478,285
  Surrenders for benefit
   payments and fees.....   (5,684,565)    (810,632)     (134,562)       (123,056)        (4,651)         (145,608)
  Net annuity
   transactions..........        6,816      --            --              --             --               --
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   23,949,161    6,869,041     9,935,729       6,844,175        300,560         5,285,172
                           -----------  -----------  -------------   -------------   -------------   ----------------
  Total increase
   (decrease) in net
   assets................   25,654,817    7,528,283    10,106,933       7,418,972        260,669         5,541,780
NET ASSETS:
  Beginning of period....   55,108,410   17,202,415       --              --             --               --
                           -----------  -----------  -------------   -------------   -------------   ----------------
  End of period..........  $80,763,227  $24,730,698   $10,106,933      $7,418,972       $260,669        $5,541,780
                           -----------  -----------  -------------   -------------   -------------   ----------------
                           -----------  -----------  -------------   -------------   -------------   ----------------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (18,104)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (1,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       483,645
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       464,298
                           -------------
UNIT TRANSACTIONS:
  Purchases..............     1,417,282
  Net transfers..........     2,480,461
  Surrenders for benefit
   payments and fees.....       (31,335)
  Net annuity
   transactions..........       --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,866,408
                           -------------
  Total increase
   (decrease) in net
   assets................     4,330,706
NET ASSETS:
  Beginning of period....       --
                           -------------
  End of period..........    $4,330,706
                           -------------
                           -------------

                                DIVERSIFIED     MID-CAP
                                  INCOME         GROWTH
                                 PORTFOLIO     PORTFOLIO
                                SUB-ACCOUNT  SUB-ACCOUNT**
                                -----------  --------------
OPERATIONS:
  Net investment income
   (loss).....................  $ 2,714,644    $    10,736
  Capital gains income........       85,168       --
  Net realized gain (loss) on
   security transactions......       (5,596)        (7,656)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      109,953      1,380,848
                                -----------  --------------
  Net increase (decrease) in
   net assets resulting from
   operations.................    2,904,169      1,383,928
                                -----------  --------------
UNIT TRANSACTIONS:
  Purchases...................   20,848,788      9,195,939
  Net transfers...............    4,855,360      6,858,060
  Surrenders for benefit
   payments and fees..........   (3,059,195)      (235,512)
  Net annuity transactions....       12,363       --
                                -----------  --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........   22,657,316     15,818,487
                                -----------  --------------
  Total increase (decrease) in
   net assets.................   25,561,485     17,202,415
NET ASSETS:
  Beginning of period.........   29,546,925       --
                                -----------  --------------
  End of period...............  $55,108,410    $17,202,415
                                -----------  --------------
                                -----------  --------------

            ---------------------------------------------------- 15
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds), as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 16 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
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 TO HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life & Annuity Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

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